Product warranties and recalls and other safety measures	12 Months Ended
Mar. 31, 2018
Product warranties and recalls and other safety measures

13. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.

Liabilities for quality assurances are included in “Accrued expenses” in the consolidated balance sheets.

The net changes in liabilities for quality assurances above for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Liabilities for quality assurances at beginning of year	1,328,916	1,403,764	1,696,938
Payments made during year	(501,073)	(604,853)	(586,943)
Provision for quality assurances	636,719	919,086	649,377
Changes relating to pre-existing quality assurances	(39,225)	(24,147)	(56,769)
Other	(21,573)	3,088	(291)

Liabilities for quality assurances at end of year	1,403,764	1,696,938	1,702,312

“Other” primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2016, 2017 and 2018.

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Liabilities for recalls and other safety measures at beginning of year	755,050	925,475	1,275,200
Payments made during year	(347,861)	(444,416)	(456,177)
Provision for recalls and other safety measures	524,100	794,009	454,391
Other	(5,814)	132	1,842

Liabilities for recalls and other safety measures at end of year	925,475	1,275,200	1,275,256